Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0001982444
Registrant Name	Baird Medical Investment Holdings Ltd
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A